Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash on hand and in banks (Note 28)	₱ 9,526	₱ 6,706
Temporary cash investments (Note 28)	30,711	17,663
Cash and cash equivalents	₱ 40,237	₱ 24,369	₱ 51,654	₱ 32,905